Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

Five Prime Therapeutics, Inc. (we, us, our, or the Company) is a clinical-stage biotechnology company focused on discovering and developing novel protein therapeutics. Protein therapeutics are antibodies or drugs developed from extracellular proteins or protein fragments that block disease processes, including cancer and inflammatory diseases. We were incorporated in December 2001 in Delaware. Our operations are based in South San Francisco, California and we operate in one segment.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.

Subsequent Events

Except as noted in Note 12, we have evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through June 14, 2013, the day the financial statements were available for issuance.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with original maturities of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at fair value.

Marketable Securities

All marketable securities have been classified as “available for sale” and are carried at fair value, based upon quoted market prices. We consider our available-for-sale portfolio as available for use in current operations. Accordingly, we may classify certain investments as short-term marketable securities, even though the stated maturity date may be one year or more beyond the current balance sheet date. Unrealized gains and losses, net of any related tax effects, are excluded from earnings and are included in other comprehensive income and reported as a separate component of stockholders’ deficit until realized. Realized gains and losses and declines in value judged to be other than temporary, if any, on available-for-sale securities are included in other income (expense), net. The cost of securities sold is based on the specific-identification method. The amortized cost of securities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest on short-term investments is included in interest income. In accordance with our investment policy, management invests to diversify credit risk and only invests in debt securities with high credit quality, including U.S. government securities, and does not invest in mortgage-backed securities or mortgage loans.

We periodically evaluate whether declines in the fair value of our investments below their cost are other than temporary. The evaluation includes consideration of the cause of the impairment, including the creditworthiness of the security issuers, the number of securities in an unrealized loss position, the severity and duration of the unrealized losses, whether we have the intent to sell the securities, and whether it is more likely than not that we will be required to sell the securities before the recovery of their amortized cost basis. If we determine that the decline in fair value of an investment is below its accounting basis and this decline is other than temporary, we would reduce the carrying value of the security we hold and record a loss for the amount of such decline. We have not recorded any realized losses or declines in value judged to be other than temporary on our investments in debt securities.

Restricted Cash

We had a certificate of deposit that served collateral under a revolving credit agreement. Amounts related to the certificate of deposit were reported as short-term restricted cash and totaled $38,000 at December 31, 2011. In March 2012, we terminated this revolving credit agreement, and the certificate of deposit was refunded to us in 2012.

Concentrations of Credit Risk

Financial instruments that potentially subject us to significant concentrations of credit risk consist primarily of cash and cash equivalents and marketable securities. Cash and cash equivalents and marketable securities are invested through banks and other financial institutions in the United States. Such deposits in the United States may be in excess of insured limits.

Fair Value of Financial Instruments

We determine the fair value of financial and nonfinancial assets and liabilities using the fair value hierarchy, which describes three levels of inputs that may be used to measure fair value, as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities;

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. For our marketable securities, we review trading activity and pricing as of the measurement date. When sufficient quoted pricing for identical securities is not available, we use market pricing and other observable market inputs for similar securities obtained from various third-party data providers. These inputs either represent quoted prices for similar assets in active markets or have been derived from observable market data; and

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Level 1 securities consist of highly liquid money market funds and U.S. Treasury securities. The fair value of Level 1 assets has been determined using quoted prices in active markets for identical assets. Level 2 securities consist of corporate debt securities and U.S. government agencies securities and were measured at fair value using Level 2 inputs. We review trading activity and pricing for these investments as of each measurement date. Level 2 inputs, obtained from various third-party data providers, represent quoted prices for similar assets in active markets, were derived from observable market data, or, if not directly observable, were derived from or corroborated by other observable market data. There were no transfers between Level 1 and Level 2 securities in the periods presented.

In certain cases where there is limited activity or less transparency around inputs to valuation, securities are classified as Level 3 within the valuation hierarchy. The Level 3 liability that is measured at estimated fair value on a recurring basis consists of the preferred stock warrant liability. The estimated fair value of the outstanding preferred stock warrant liability is measured using the Black-Scholes option-pricing model. Inputs used to determine estimated fair value include the estimated fair value of the underlying stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the price of the underlying stock.

The following table summarizes, for assets and the liability recorded at fair value, the respective fair value and the classification by level of input within the fair value hierarchy defined above (in thousands):

	DECEMBER 31, 2011
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$1,358	$1,358	$—	$—
U.S. Treasury securities	18,305	18,305	—	—
U.S. government agency securities	12,510	—	12,510	—
Corporate debt securities(1)	15,567	—	15,567	—

Total cash equivalents and marketable securities	$47,740	$19,663	$28,077	$—

Liability
Preferred stock warrant liability	$682	$—	$—	$682

(1)	All of our corporate debt securities were fully FDIC insured under the Temporary Liquidity Guarantee Program.

	DECEMBER 31, 2012
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$6,910	$6,910	$—	$—
U.S. Treasury securities	3,577	3,577	—	—
U.S. government agency securities	23,047	—	23,047	—

Total cash equivalents and marketable securities	$33,534	$10,487	$23,047	$—

Liability
Preferred stock warrant liability	$563	$—	$—	$563

The change in the estimated fair value of the preferred stock warrant liability is summarized below (in thousands):

	YEARS ENDED DECEMBER 31
	2010	2011	2012
Balance, beginning of year	$666	$622	$682
Change in fair value recorded in other income (expense), net	(44)	60	(119)

Balance, end of year	$622	$682	$563

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, ranging from three to five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term.

Impairment of Long-Lived Assets

Long-lived assets include property and equipment. The carrying value of long-lived assets is reviewed for impairment whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss is recognized when the total estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than the carrying amount. Through December 31, 2012, there have been no such impairment losses.

Preferred Stock Warrant Liability

Freestanding warrants for shares that are either putable or redeemable are classified as liabilities on the balance sheet at fair value. Therefore, the freestanding warrants that give the holders the right to purchase our convertible preferred stock are liabilities that are recorded at estimated fair value. At the end of each reporting period, changes in fair value during the period are recorded as a component of other income (expense), net.

We will continue to adjust the liability for changes in the estimated fair value of the warrants until the earlier of the exercise or expiration of the warrants to purchase shares of convertible preferred stock or the completion of a liquidation event, including the completion of an initial public offering, at which time the liabilities would be reclassified to stockholders’ deficit.

Revenue Recognition

We recognize revenue when all of the following criteria are met: persuasive evidence of an arrangement exists; transfer of technology has been completed or services have been rendered; our price to the customer is fixed or determinable and collectability is reasonably assured.

The terms of our collaborative research and development agreements include nonrefundable upfront and license fees, research funding, milestone and other contingent payments to us for the achievement of defined collaboration objectives and certain preclinical, clinical, regulatory and sales-based events, as well as royalties on sales of any commercialized products.

Multiple-Element Revenue Arrangements. Our collaborations primarily represent multiple-element revenue arrangements. To account for these transactions, we determine the elements, or deliverables, included in the arrangement and determine which deliverables are separable for accounting purposes. We consider delivered items to be separable if the delivered items have stand-alone value to the customer. If the delivered items are separable, we allocate arrangement consideration to the various elements based on each element’s relative selling price. The identification of individual elements in a multiple-element arrangement and the estimation of the selling price of each element involve significant judgment, including consideration as to whether each delivered element has standalone value to the customer. We determine the estimated selling price for deliverables within each agreement using vendor-specific objective evidence (VSOE) of selling price, if available, or third party evidence of selling price if VSOE is not available, or our best estimate of selling price, if neither VSOE nor third party evidence is available. Determining the best estimate of selling price for a deliverable requires significant judgment. We use our best estimate of selling price to estimate the selling price for licenses to our proprietary technology, since we do not have VSOE or third party evidence of selling price for these deliverables.

We recognize consideration allocated to an individual element when all other revenue recognition criteria are met for that element. Our multiple-element revenue arrangements generally include the following:

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Exclusive Licenses. The deliverables under our collaboration agreements generally include exclusive licenses to discover, develop, manufacture and commercialize compounds with respect to one or more specified targets. To account for this element of the arrangement, we evaluate whether the exclusive license has standalone value apart from the undelivered elements to the collaboration partner based on the consideration of the relevant facts and circumstances of each arrangement, including the research and development capabilities of the collaboration partner and other market participants. We recognize arrangement consideration allocated to licenses upon delivery of the license, if facts and circumstances indicate that the license has standalone value apart from the undelivered elements, which generally include research and development services. If facts and circumstances indicate that the delivered license does not have standalone value from the undelivered elements, we recognize the revenue as a combined unit of accounting.

We have determined that some of our exclusive licenses lack standalone value apart from the related research and development services. In those circumstances we recognize collaboration revenue from non-refundable exclusive license fees in the same manner as the undelivered item(s), which is generally the period over which we provide the research and development services.

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Research and Development Services. The deliverables under our collaboration and license agreements generally include deliverables related to research and development services we perform on behalf of the collaboration partner. As the provision of research and development services is a part of our central operations and we are principally responsible for the performance of these services under the agreements, we recognize revenue on a gross basis for research and development services as we perform those services. Additionally, we recognize research funding related to collaborative research and development efforts as revenue as we perform or deliver the related services in accordance with contract terms as long as we will receive payment for such services upon standard payment terms.

Milestone Revenue. Our collaboration and license agreements generally include contingent payments and milestone payments related to specified research, development and regulatory milestones and sales-based milestones. Research, development and regulatory contingent payments and milestone payments are typically payable under our collaborations when our collaborator claims or selects a target, or initiates or advances a covered product candidate in preclinical or clinical development, upon submission for marketing approval of a covered product with regulatory authorities, upon receipt of actual marketing approvals of a covered product or for additional indications, or upon the first commercial sale of a covered product. Sales-based milestones are typically payable when annual sales of a covered product reach specified levels.

At the inception of each arrangement that includes milestone payments, we evaluate whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. We evaluate factors such as the scientific, regulatory, commercial and other risks that we must overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

We have elected to adopt the Financial Accounting Standards Board Accounting Standards Update 2010-17, Revenue Recognition—Milestone Method, such that we recognize any payment that is contingent upon the achievement of a substantive milestone entirely in the period in which the milestone is achieved. A milestone is defined as an event that can only be achieved based in whole or in part on either our performance or the occurrence of a specific outcome resulting from our performance for which there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved. Therefore, a milestone does not include events for which occurrence is contingent solely on the performance of a collaborative partner. To be substantive, a milestone must meet all the following criteria: the consideration receivable upon the achievement of the milestone is commensurate with either our performance to achieve the milestone or the enhancement of value of delivered items as a result of a specific outcome resulting from our performance to achieve the milestone, the consideration relates solely to past performance, and the consideration is reasonable relative to all of the deliverables and payment terms in the arrangement.

Research and Development Expenses

Research and development expenses consist of costs we incur for our own and for sponsored and collaborative research and development activities. Expenses we incur related to collaborative research and development agreements approximate the revenue recognized under these agreements. Research and development costs are expensed as incurred. Research and development costs consist of salaries and benefits, including associated stock-based compensation, laboratory supplies and facility costs, as well as fees paid to other entities that conduct certain research and development activities on our behalf. We estimate preclinical study and clinical trial expenses based on the services performed pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on our behalf based on actual time and expenses incurred by them. Further, we accrue expenses related to clinical trials based on the level of patient enrollment and activity according to the related agreement. We monitor patient enrollment levels and related activity to the extent reasonably possible and adjust estimates accordingly.

We expense payments for the acquisition and development of technology as research and development costs if, at the time of payment: the technology is under development; is not approved by the U.S. Food and Drug Administration or other regulatory agencies for marketing; has not reached technical feasibility; or otherwise has no foreseeable alternative future use.

Stock-Based Compensation

We recognize compensation expense using a fair-value-based method for costs related to all share-based payments, including stock options. Stock-based compensation cost related to employees and directors is measured at the grant date, based on the fair-value-based measurement of the award estimated using the Black-Scholes method, and is recognized as expense over the requisite service period on a straight-line basis. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data to estimate prevesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest. We recorded stock-based compensation expense for stock-based awards to employees and directors of approximately $1,045,000, $2,850,000 and $1,655,000 for the years ended December 31, 2010, 2011 and 2012, respectively.

Options granted to individual service providers who are not employees or directors are accounted for at estimated fair value using the Black-Scholes option-pricing method and are subject to periodic remeasurement over the period during which the services are rendered. Stock-based compensation expense related to options granted to individual service providers who are not employees or directors was approximately $18,000, $77,000 and $66,000 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income Taxes

We account for income taxes using the liability method, under which deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided when the expected realization of the deferred tax assets does not meet the more-likely-than-not criteria. We are required to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It is our practice to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Net (Loss) Income Per Share and Pro Forma Net (Loss) Income Per Share

We compute net (loss) income per share of common stock using the two-class method required for participating securities. We consider all series of our convertible preferred stock to be participating securities. In accordance with the two-class method, earnings allocated to these participating securities, which include participation rights in undistributed earnings, are subtracted from net income to determine total undistributed earnings to be allocated to common stockholders.

Basic net (loss) income per common share is computed by dividing net (loss) income attributable to common stockholders by the weighted-average number of common shares outstanding during the period. All participating securities are excluded from basic weighted-average common shares outstanding. In computing diluted net (loss) income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities, including stock options and warrants. Diluted net (loss) income per share attributable to common stockholders is computed by dividing net (loss) income attributable to common stockholders by the weighted-average number of common equivalent shares outstanding for the period. Diluted net (loss) income per share attributable to common stockholders includes any dilutive effect from outstanding stock options and warrants using the treasury stock method.

The following common stock issuable upon the conversion or exercise of dilutive securities has been excluded from the diluted net (loss) income per share attributable to common stockholders calculation because their effect would have been antidilutive for the periods presented:

(Shares in thousands)	YEARS ENDED DECEMBER 31,
	2010	2011	2012
Convertible preferred stock	9,547	—	9,929
Options to purchase common stock	1,997	551	2,545
Warrants to purchase convertible preferred stock	88	88	84

	11,632	639	12,558

The unaudited pro forma basic and diluted (loss) income per share calculation assumes the conversion of all outstanding shares of convertible preferred stock into common stock using the as-if converted method, as if such conversion had occurred as of January 1, 2012 or the original issuance date, if later.

	YEARS ENDED DECEMBER 31,
(in thousands, except per share data)	2010	2011	2012

Basic
Numerator:
Net (loss) income	$(13,461)	$19,710	$(27,595)
Net income attributable to participating securities	—	(18,823)	—

Net (loss) income attributable to common stockholders for basic net (loss) income per share	$(13,461)	$887	$(27,595)

Denominator:
Weighted-average common shares outstanding	1,102	1,152	1,197

Basic net (loss) income per common share	$(12.22)	$0.77	$(23.05)

Diluted
Numerator:
Net (loss) income attributable to common stockholders for basic net (loss) income per share	$(13,461)	$887	$(27,595)
Reallocation of net (loss) income attributable to participating securities	—	483	—

Net (loss) income attributable to common stockholders for diluted net (loss) income per share	$(13,461)	$1,370	$(27,595)

Denominator:
Weighted-average number of common shares outstanding used in computing basic net (loss) income per common share	1,102	1,152	1,197
Dilutive effect of:
Stock options	—	752	—

Weighted-average number of common shares outstanding used in computing diluted net (loss) income per common share	1,102	1,904	1,197

Diluted net (loss) income per common share	$(12.22)	$0.72	$(23.05)

Pro Forma
Weighted-average shares used in the computation of basic net loss per common share above			1,197
Pro forma adjustment to reflect the assumed conversion of convertible preferred stock (unaudited)			9,824

Shares used to compute pro forma basic and diluted net loss per common share (unaudited)			11,021

Pro forma basic and diluted net loss per common share (unaudited)			$(2.50)